COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2020, commitments outstanding for the purchases of property, plant and equipment approximated $56.3 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2020 were principally for the housing rental from Daqo Group. The lease expense was $38.6 thousand, $69.0 thousand and $145.2 thousand for the years ended December 31, 2018, 2019 and 2020, respectively.

Future minimum lease payments are as follows:

Year ending December 31,
2021	$96
2022	26
Total	122
Less: imputed interest	(7)
Present value of minimum operating lease payments	115